Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 642,986,500.00
Previously Paid Amount	0.00
Total Fee Amount	98,441.23
Total Offset Amount	0.00
Net Fee	98,441.23
Narrative - Max Aggregate Offering Price	$ 642,986,500.00
Final Prospectus	true